Commitments (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Other Commitments [Line Items]
Lease expiration date	Dec. 31, 2015		Dec. 31, 2015
Rent expense	$ 124,419	$ 114,928	$ 159,382	$ 146,897
Lease description	Omagine leases its executive office in New York, New York under a ten-year lease entered into in February 2003 and extended in March 2013 and which lease now expires on December 31, 2015.		Omagine leases its executive office in New York, New York under a ten-year lease entered into in February 2003 and extended in March 2013.
Future minimum lease payments under non-cancelable operating leases	$ 26,386		$ 102,878
Office space [Member]
Other Commitments [Line Items]
Rent expense	$ 35,880		$ 35,880
Lease description	LLC leases office space in Muscat, Oman from an unaffiliated third party under a one year prepaid lease which commenced in January 2015		LLC leased office space in Muscat, Oman from an unaffiliated third party under a one year prepaid lease which commenced in January 2014.